THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.1%

	Shares	Value

BRAZIL — 4.5%

Dexco *	385,484	$571,814
TIM *	288,303	671,304

		1,243,118

CHINA — 25.8%

COMMUNICATION SERVICES — 2.4%

Baidu, Cl A *	39,570	665,173

CONSUMER DISCRETIONARY — 8.0%

Haier Smart Home, Cl H	287,102	1,058,867
JD.com, Cl A *	18,100	537,450
Nexteer Automotive Group	852,477	620,111

		2,216,428

CONSUMER STAPLES — 2.3%

Tingyi Cayman Islands Holding	382,705	636,673

FINANCIALS — 9.8%

BOC Hong Kong Holdings	219,082	765,667
China International Capital, Cl H	503,863	1,125,946
Ping An Insurance Group of China, Cl H	101,184	785,967

		2,677,580

HEALTH CARE — 3.3%

Shandong Weigao Group Medical Polymer, Cl H	543,090	902,823

		7,098,677

HONG KONG — 11.1%

ASMPT	85,851	709,097
Hang Lung Properties	393,263	741,516
Hongkong Land Holdings	183,493	897,056
Sino Biopharmaceutical	1,215,104	707,054

		3,054,723

INDIA — 2.0%

IndusInd Bank	40,977	544,633

MEXICO — 11.0%

Fibra Uno Administracion ‡	706,810	956,401
Gruma, Cl B	64,242	931,740
Kimberly-Clark de Mexico, Cl A	603,754	1,149,443

		3,037,584

PHILIPPINES — 6.1%

Ayala Land	1,839,738	992,285
BDO Unibank	312,213	704,177

		1,696,462

COMMON STOCK — (continued)

	Shares	Value

SINGAPORE — 2.0%

Singapore Telecommunications	281,892	$539,869

SOUTH AFRICA — 6.7%

Gold Fields	59,221	674,995
Growthpoint Properties ‡	604,483	487,061
Vodacom Group	97,154	682,784

		1,844,840

SOUTH KOREA — 11.4%

Amorepacific	6,320	751,237
Korea Investment Holdings	20,872	1,065,092
Shinhan Financial Group	19,363	654,748
SK Hynix	9,460	684,373

		3,155,450

TAIWAN — 13.8%

Bizlink Holding	88,884	779,742
Cathay Financial Holding	471,697	671,547
Hiwin Technologies	114,247	854,214
MediaTek	32,000	773,151
Pegatron	335,286	722,758

		3,801,412

VIETNAM — 2.7%

Vietnam Dairy Products JSC	224,694	739,775

TOTAL COMMON STOCK (Cost $24,364,070)		26,756,543

TOTAL INVESTMENTS— 97.1% (Cost $24,364,070)		$26,756,543

Percentages are based on Net Assets of $27,546,590.
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

JSC — Joint-Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CREDIT OPPORTUNITIES FUND
January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 73.1%

	Face Amount	Value

COMMUNICATION SERVICES — 6.2%

CCO Holdings
7.375%, 03/01/2031 (A)	$750,000	$750,000
4.750%, 03/01/2030 (A)	1,500,000	1,310,685
CSC Holdings
4.625%, 12/01/2030 (A)	1,000,000	591,303
4.125%, 12/01/2030 (A)	750,000	554,452
LCPR Senior Secured Financing DAC
5.125%, 07/15/2029 (A)	1,000,000	880,000
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,250,000	1,159,613
VTR Comunicaciones
4.375%, 04/15/2029 (A)	1,000,000	658,520
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	500,000	428,165

		6,332,738

CONSUMER DISCRETIONARY — 6.5%

Allied Universal Holdco
4.625%, 06/01/2028 (A)	750,000	646,441
Gap
3.875%, 10/01/2031 (A)	500,000	372,189
Goodyear Tire & Rubber
5.625%, 04/30/2033	1,000,000	855,000
Ken Garff Automotive
4.875%, 09/15/2028 (A)	600,000	516,750
Lithia Motors
4.375%, 01/15/2031 (A)	500,000	425,700
3.875%, 06/01/2029 (A)	250,000	212,420
PetSmart
7.750%, 02/15/2029 (A)	500,000	491,370
4.750%, 02/15/2028 (A)	250,000	231,246
Rent-A-Center
6.375%, 02/15/2029 (A)	1,500,000	1,275,000
Sonic Automotive
4.875%, 11/15/2031 (A)	1,000,000	798,490
Sotheby’s
5.875%, 06/01/2029 (A)	500,000	427,615
Wynn Macau
5.125%, 12/15/2029 (A)	500,000	416,875

		6,669,096

CONSUMER STAPLES — 3.4%

Ashton Woods USA
6.625%, 01/15/2028 (A)	250,000	228,050
Darling Ingredients
6.000%, 06/15/2030 (A)	1,000,000	995,000

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

CONSUMER STAPLES — (continued)

Energizer Holdings
6.500%, 12/31/2027 (A)	$50,000	$48,763
Medline Borrower
5.250%, 10/01/2029 (A)	500,000	418,643
3.875%, 04/01/2029 (A)	500,000	427,507
STL Holding
7.500%, 02/15/2026 (A)	250,000	219,337
United Natural Foods
6.750%, 10/15/2028 (A)	1,000,000	965,000
US Foods
4.625%, 06/01/2030 (A)	205,000	183,517

		3,485,817

ENERGY — 5.9%

CQP Holdco
5.500%, 06/15/2031 (A)	1,073,000	977,090
DCP Midstream Operating
5.850%, ICE LIBOR USD 3 Month + 3.850%, 05/21/2043 (A)(B)	2,000,000	1,975,000
Genesis Energy
8.875%, 04/15/2030	250,000	254,062
Global Partners
7.000%, 08/01/2027	1,500,000	1,440,191
Kinetik Holdings
5.875%, 06/15/2030 (A)	1,500,000	1,425,000

		6,071,343

FINANCIALS — 9.1%

Burford Capital Global Finance
6.250%, 04/15/2028 (A)	1,500,000	1,340,625
Freedom Mortgage
8.250%, 04/15/2025 (A)	532,000	505,843
6.625%, 01/15/2027 (A)	500,000	416,060
LFS Topco
5.875%, 10/15/2026 (A)	340,000	281,258
LPL Holdings
4.000%, 03/15/2029 (A)	1,250,000	1,118,750
MSCI
3.250%, 08/15/2033 (A)	1,250,000	1,025,000
Nationstar Mortgage Holdings
5.750%, 11/15/2031 (A)	750,000	603,750
5.500%, 08/15/2028 (A)	250,000	218,427
PROG Holdings
6.000%, 11/15/2029 (A)	2,000,000	1,695,000
Rithm Capital
6.250%, 10/15/2025 (A)	1,250,000	1,164,063

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CREDIT OPPORTUNITIES FUND
January 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

FINANCIALS — (continued)

Ryan Specialty Group
4.375%, 02/01/2030 (A)	$1,000,000	$901,250

		9,270,026

HEALTH CARE — 6.0%

180 Medical
3.875%, 10/15/2029 (A)	500,000	443,131
AHP Health Partners
5.750%, 07/15/2029 (A)	1,000,000	822,686
Bausch Health
6.250%, 02/15/2029 (A)	100,000	45,958
6.125%, 02/01/2027 (A)	250,000	170,625
5.250%, 01/30/2030 (A)	1,500,000	657,787
5.250%, 02/15/2031 (A)	50,000	22,625
5.000%, 02/15/2029 (A)	125,000	56,180
4.875%, 06/01/2028 (A)	250,000	160,705
Emergent BioSolutions
3.875%, 08/15/2028 (A)	1,525,000	663,299
Garden Spinco
8.625%, 07/20/2030 (A)	400,000	428,001
HCA
3.500%, 07/15/2051	1,500,000	1,051,794
HealthEquity
4.500%, 10/01/2029 (A)	250,000	223,825
Jazz Securities DAC
4.375%, 01/15/2029 (A)	250,000	228,085
Organon
4.125%, 04/30/2028 (A)	250,000	226,112
Pediatrix Medical Group
5.375%, 02/15/2030 (A)	500,000	442,500
Tenet Healthcare
4.375%, 01/15/2030	500,000	444,465

		6,087,778

INDUSTRIALS — 13.2%

AerCap Global Aviation Trust
6.500%, ICE LIBOR USD 3 Month + 4.300%, 06/15/2045 (A)(B)	500,000	488,915
American Airlines
5.750%, 04/20/2029 (A)	500,000	483,611
5.500%, 04/20/2026 (A)	750,000	735,244
Ardagh Metal Packaging Finance USA
6.000%, 06/15/2027 (A)	125,000	124,650
BWX Technologies
4.125%, 06/30/2028 (A)	500,000	451,253
Cemex
5.200%, 09/17/2030 (A)	250,000	233,844

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

INDUSTRIALS — (continued)

Clean Harbors
6.375%, 02/01/2031 (A)	$125,000	$127,338
Covanta Holding
4.875%, 12/01/2029 (A)	1,125,000	982,969
Dycom Industries
4.500%, 04/15/2029 (A)	1,300,000	1,163,825
First Student Bidco
4.000%, 07/31/2029 (A)	250,000	208,151
GFL Environmental
4.375%, 08/15/2029 (A)	250,000	221,705
4.000%, 08/01/2028 (A)	800,000	710,200
Harsco
5.750%, 07/31/2027 (A)	1,757,000	1,486,861
ILFC E-Capital Trust
I 6.288%, 12/21/2065 (A)(B)	2,455,000	1,577,337
ILFC E-Capital Trust II
6.538%, 12/21/2065 (A)(B)	1,000,000	664,093
Interface
5.500%, 12/01/2028 (A)	1,324,000	1,112,359
ITT Holdings
6.500%, 08/01/2029 (A)	1,000,000	868,750
SPX FLOW
8.750%, 04/01/2030 (A)	250,000	205,732
TransMontaigne Partners
6.125%, 02/15/2026	1,000,000	868,650
Wabash National
4.500%, 10/15/2028 (A)	125,000	109,682
Waste Pro USA
5.500%, 02/15/2026 (A)	750,000	697,500

		13,522,669

INFORMATION TECHNOLOGY — 2.3%

Ciena
4.000%, 01/31/2030 (A)	200,000	175,000
Entegris Escrow
5.950%, 06/15/2030 (A)	500,000	480,165
Sitios Latinoamerica
5.375%, 04/04/2032 (A)	500,000	466,250
Total Play Telecomunicaciones
6.375%, 09/20/2028 (A)	1,500,000	1,269,585

		2,391,000

MATERIALS — 14.3%

Ardagh Metal Packaging Finance USA
4.000%, 09/01/2029 (A)	1,000,000	826,860
ATI
5.125%, 10/01/2031	1,000,000	908,750

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CREDIT OPPORTUNITIES FUND
January 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

MATERIALS — (continued)

Avient
7.125%, 08/01/2030 (A)	$500,000	$503,724
Axalta Coating Systems
3.375%, 02/15/2029 (A)	1,000,000	860,000
Canpack
3.875%, 11/15/2029 (A)	250,000	207,598
Chemours
4.625%, 11/15/2029 (A)	2,500,000	2,088,800
Diamond BC BV
4.625%, 10/01/2029 (A)	500,000	420,595
Graham Packaging
7.125%, 08/15/2028 (A)	500,000	436,995
Graphic Packaging International
3.750%, 02/01/2030 (A)	750,000	649,510
Kaiser Aluminum
4.500%, 06/01/2031 (A)	500,000	422,805
LABL
8.250%, 11/01/2029 (A)	750,000	629,063
5.875%, 11/01/2028 (A)	250,000	225,937
Mativ Holdings
6.875%, 10/01/2026 (A)	1,000,000	925,000
Mauser Packaging Solutions Holding
7.875%, 08/15/2026 (A)	1,050,000	1,059,187
Mercer International
5.125%, 02/01/2029	500,000	427,600
Pactiv Evergreen Group Issuer
4.375%, 10/15/2028 (A)	1,750,000	1,555,387
Polar US Borrower
6.750%, 05/15/2026 (A)	2,000,000	900,000
TMS International
6.250%, 04/15/2029 (A)	1,500,000	1,126,708
WR Grace Holdings
5.625%, 08/15/2029 (A)	500,000	416,750

		14,591,269

REAL ESTATE — 5.1%

Howard Hughes
4.375%, 02/01/2031 (A)	2,500,000	2,077,334
Iron Mountain
5.625%, 07/15/2032 (A)	250,000	224,984
5.250%, 07/15/2030 (A)	500,000	452,470
5.000%, 07/15/2028 (A)	250,000	229,878
4.875%, 09/15/2029 (A)	250,000	225,784
Realogy Group
5.250%, 04/15/2030 (A)	1,000,000	750,000

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

REAL ESTATE — (continued)

Service Properties Trust
7.500%, 09/15/2025	$1,250,000	$1,229,112

		5,189,562

UTILITIES — 1.1%

Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(A)(B)(C)	1,000,000	935,000
Vistra Operations
4.375%, 05/01/2029 (A)	250,000	219,836

		1,154,836

TOTAL CORPORATE OBLIGATIONS (Cost $81,606,672)		74,766,134

REGISTERED INVESTMENT COMPANY — 25.4%

	Shares
Barrow Hanley Floating Rate Fund †	2,683,332	25,927,428

TOTAL REGISTERED INVESTMENT COMPANY (Cost $26,638,995)		25,927,428

TOTAL INVESTMENTS— 98.5% (Cost $108,245,667)		$100,693,562

Percentages are based on Net Assets of $102,181,277.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2023, the value of these securities amounted to $67,286,510, representing 65.9% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

DAC — Designated Activity Company

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LP — Limited Partnership

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CREDIT OPPORTUNITIES FUND
January 31, 2023 (Unaudited)

MSCI — Morgan Stanley Capital International

SPX — Standard & Poor’s 500 Index

USD — U.S. Dollar

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2023:

Security Description	Value 10/31/2022	Purchase at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 1/31/2023	Income	Capital Gains
Barrow Hanley Floating Rate Fund	$24,799,011	$554,022	$—	$—	$574,395	$25,927,428	$554,023	$—

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
EMERGING MARKETS VALUE FUND
January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.9%

	Shares	Value

BRAZIL — 3.9%

Dexco *	27,193	$40,337
TIM *	13,387	31,171
Ultrapar Participacoes	13,385	34,806

		106,314

CHILE — 1.0%

Antofagasta PLC	1,206	25,913

CHINA — 27.5%

COMMUNICATION SERVICES — 4.1%

Baidu, Cl A *	4,929	82,857
Focus Media Information Technology, Cl A	26,700	27,554

		110,411

CONSUMER DISCRETIONARY — 6.2%

Haier Smart Home, Cl H	13,357	49,262
JD.com, Cl A *	2,395	71,116
Nexteer Automotive Group	67,267	48,931

		169,309

CONSUMER STAPLES — 1.7%

Tingyi Cayman Islands Holding	27,274	45,373

ENERGY — 1.8%

China Petroleum & Chemical, Cl H	91,377	49,341

FINANCIALS — 8.3%

BOC Hong Kong Holdings	14,957	52,273
China International Capital, Cl H	36,271	81,052
PICC Property & Casualty, Cl H	51,053	47,998
Ping An Insurance Group of China, Cl H	5,637	43,786

		225,109

HEALTH CARE — 2.4%

Shandong Weigao Group Medical Polymer, Cl H	39,617	65,859

INDUSTRIALS — 1.7%

Weichai Power, Cl H	29,571	44,655

UTILITIES — 1.3%

ENN Energy Holdings	2,267	34,156

		744,213

COMMON STOCK — (continued)

	Shares	Value

GREECE — 1.7%

OPAP	3,049	$45,782

HONG KONG — 6.8%

ASMPT	3,678	30,379
Hang Lung Properties	26,910	50,740
Hongkong Land Holdings	10,048	49,122
Sino Biopharmaceutical	91,653	53,332

		183,573

INDIA — 3.4%

Axis Bank	4,330	46,278
IndusInd Bank	3,363	44,698

		90,976

INDONESIA — 1.7%

Astra International	111,593	44,833

MACAO — 2.6%

Galaxy Entertainment Group *	10,093	70,260

MEXICO — 7.0%

Fibra Uno Administracion ‡	25,165	34,051
Gruma, Cl B	3,743	54,287
Grupo Financiero Banorte, Cl O	4,109	34,041
Kimberly-Clark de Mexico, Cl A	35,122	66,866

		189,245

PHILIPPINES — 3.3%

Ayala Land	72,883	39,310
BDO Unibank	22,306	50,310

		89,620

RUSSIA — 0.0%

Alrosa PJSC (A)	12,058	–
Moscow Exchange MICEX- RTS PJSC *(A)	8,812	–

		–

SINGAPORE — 1.4%

Singapore Telecommunications	19,951	38,209

SOUTH AFRICA — 4.2%

Gold Fields	2,662	30,341
Growthpoint Properties ‡	63,290	50,996
Vodacom Group	4,776	33,565

		114,902

SOUTH KOREA — 12.5%

Amorepacific	324	38,513
Hankook Tire & Technology	1,943	51,275
Korea Investment Holdings	1,284	65,522
POSCO Holdings	192	47,180
Shinhan Financial Group	1,460	49,369
SK Hynix	1,206	87,247

		339,106

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
EMERGING MARKETS VALUE FUND
January 31, 2023 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value
TAIWAN — 10.7%

Bizlink Holding	7,307	$64,101
Cathay Financial Holding	30,078	42,822
Hiwin Technologies	5,737	42,895
Largan Precision	466	33,254
MediaTek	2,833	68,448
Pegatron	16,933	36,502

		288,022

THAILAND — 5.2%

PTT Exploration & Production PCL	17,279	90,198
Thai Beverage PCL	92,553	49,436

		139,634

TOTAL COMMON STOCK (Cost $2,362,232)		2,510,602

PREFERRED STOCK — 1.6%

BRAZIL — 1.6%

Cia Energetica de Minas Gerais (B)	18,477	41,895

TOTAL PREFERRED STOCK (Cost $33,516)		41,895

TOTAL INVESTMENTS— 94.5% (Cost $2,395,748)		$2,552,497

Percentages are based on Net Assets of $2,702,103.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

Cl — Class

PCL — Public Company Limited

PLC — Public Limited Company

PJSC — Public Joint-Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

BANK LOAN OBLIGATIONS — 84.5%

	Face Amount	Value

AEROSPACE AND DEFENSE — 0.9%

Peraton Corp., Term B Loan, 1st Lien
8.320%, LIBOR + 3.750%, 02/01/2028 (A)	$953,027	$947,070

AUTOMOBILE — 2.3%

Adient US LLC, Tranche B-1 Term Loan 1st Lien
7.820%, 04/10/2028	2,334,575	2,325,820

BANKING — 0.4%

Nexus Buyer LLC, Term Loan, 1st Lien 8.320%, LIBOR + 3.750%, 11/09/2026 (A)	393,985	386,034

BEVERAGE, FOOD AND TOBACCO — 1.3%

8th Avenue Food, Term Loan, 1st Lien
9.134%, 10/01/2025	780,025	674,074
Alpine US, Term Loan 1st Lien
9.709%, 05/03/2028	336,147	318,778
Woof Holdings, Inc., Initial Term Loan, 1st Lien
8.258%, LIBOR + 3.750%, 12/21/2027 (A)	388,511	369,086

		1,361,938

BROADCASTING AND ENTERTAINMENT — 1.9%

CSC Holdings, LLC, March 2017 Refinancing Term
Loan, 1st Lien 6.709%, LIBOR + 2.250%,
07/17/2025 (A)(B)	790,000	761,031
CSC Holdings, LLC, September 2019 Initial
Term Loan, 1st Lien 6.959%, LIBOR + 2.500%,
04/15/2027 (A)	787,969	729,856
Virgin Media Bristol LLC, Facility Q, 1st Lien
7.709%, LIBOR + 3.250%, 01/31/2029 (A)	395,000	394,878

		1,885,765

BUILDING AND DEVELOPMENT — 0.4%

Walker & Dunlop, Inc., Incremental Term B Loan
7.530%, CME Term SOFR + 3.000%, 12/26/2028 (A)	395,000	392,037

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

BUILDINGS AND REAL ESTATE — 3.9%

Aegion Corporation, Initial Term Loan, 1st Lien
9.320%, LIBOR + 4.750%, 05/17/2028 (A)	$780,024	$741,413
Potters Industries, LLC, Initial Term Loan, 1st Lien
8.730%, LIBOR + 4.000%, 12/14/2027 (A)	1,164,537	1,154,708
Werner Finco LP (Werner Finco, Inc.), Initial Term Loan, 1st Lien
8.730%, LIBOR + 4.000%, 07/24/2024 (A)	1,115,925	1,008,517
WireCo WorldGroup Inc., Initial Term Loan, 1st Lien
8.938%, LIBOR + 4.250%, 11/13/2028 (A)	1,120,933	1,115,329

		4,019,967

BUSINESS EQUIPMENT AND SERVICES — 0.4%

Harsco Corp., Term B-3 Loan 6.926%, CME Term SOFR
+ 2.250%, 03/10/2028 (A)(B)	394,000	376,026

CARGO TRANSPORT — 1.4%

First Student Bidco Inc., 2022 Incremental Term B Loan, 1st Lien
8.680%, CME Term SOFR + 4.000%, 07/21/2028 (A)	369,532	356,044
First Student Bidco Inc., 2022 Incremental Term C Loan, 1st Lien
8.680%, CME Term SOFR + 4.000%, 07/21/2028 (A)	25,468	24,538
First Student Bidco Inc., Initial Term B Loan, 1st Lien
7.726%, LIBOR + 3.000%, 07/21/2028 (A)	285,736	269,426
First Student Bidco Inc., Initial Term C Loan, 1st Lien
7.726%, LIBOR + 3.000%, 07/21/2028 (A)	106,804	100,708

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
January 31, 2023 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

CARGO TRANSPORT — (continued)

Kenan Advantage Group, Inc., The, U.S. Term B-1 Loan, 1st Lien
8.320%, LIBOR + 3.750%, 03/24/2026 (A)	$384,800	$379,774
Kenan Advantage, Term Loan, 1st Lien
11.634%, 09/01/2027	197,000	181,732
LaserShip, Inc., Initial Loan, 2nd Lien
12.230%, LIBOR + 7.500%, 05/07/2029 (A)	197,000	122,140

		1,434,362

CHEMICALS, PLASTICS AND RUBBER — 5.1%

Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Term B-4 Dollar Facility, 1st Lien
7.506%, CME Term SOFR + 3.000%, 12/20/2029 (A)	2,370,000	2,378,888
DCG Acquisition Corp., Term Loan B, 1st Lien
8.724%, LIBOR + 4.500%, 09/30/2026 (A)	388,511	372,648
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
7.526%, CME Term SOFR + 2.750%, 10/01/2025 (A)	873,677	863,848
Schenectady International Group, Inc., Term Loan, 1st Lien
9.021%, 10/15/2025	709,360	581,087
Sparta U.S. Holdco LLC, Initial Term Loan, 1st Lien
7.619%, LIBOR + 3.250%, 08/02/2028 (A)	195,631	194,735
W. R. Grace Holdings LLC, Initial Term Loan, 1st Lien
8.500%, LIBOR + 3.750%, 09/22/2028 (A)	782,524	776,937

		5,168,143

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

CONTAINERS, PACKAGING AND GLASS — 1.7%

Five Star Lower Holding LLC, Initial Term Loan, 1st Lien
7.620%, CME Term SOFR + 4.250%, 05/05/2029 (A)	$394,013	$388,595
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
7.570%, LIBOR + 3.000%, 08/04/2027 (A)	1,140,547	1,134,844
Pregis TopCo LLC, Third Amendment Refinancing Term Loan, 1st Lien
8.320%, LIBOR + 3.750%, 07/31/2026 (A)	195,006	192,081

		1,715,520

DIVERSIFIED NATURAL RESOURCES, PRECIOUS

METALS AND MINERALS — 2.2%

Mativ Holdings, Inc., Term B Loan, 1st Lien
8.375%, LIBOR + 3.750%, 04/20/2028 (A)	2,334,575	2,276,210

DIVERSIFIED/CONGLOMERATE

MANUFACTURING — 1.1%

TK Elevator Midco GmbH, Facility B1 (USD), 1st Lien
6.871%, LIBOR + 3.500%, 07/30/2027 (A)	905,945	888,832
6.807%, 07/30/2027 (A)	256,098	251,260

		1,140,092

DIVERSIFIED/CONGLOMERATE SERVICE — 6.1%

BIFM/Brookfield Global, Term Loan, 1st Lien
7.884%, 05/01/2026	760,532	747,222
DXP Enterprises, Inc., Initial Term Loan, 1st Lien
9.955%, CME Term SOFR + 5.250%, 12/23/2027 (A)(B)	787,990	752,530
Embecta Corp., Initial Term Loan, 1st Lien
7.791%, CME Term SOFR + 3.000%, 03/30/2029 (A)	324,162	317,815
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
7.820%, LIBOR + 3.250%, 10/23/2028 (A)	784,025	760,395

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
January 31, 2023 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

DIVERSIFIED/CONGLOMERATE SERVICE — (continued)

Mercury Borrower, Inc., Initial Term Loan, 1st Lien
8.250%, LIBOR + 3.500%, 08/02/2028 (A)	$782,785	$756,365
Paya Holdings III, LLC, Initial Term Loan 1st Lien
7.820%, LIBOR + 3.250%, 06/25/2028 (A)	780,025	779,050
Service Logic Acquisition, Inc., Closing Date Initial Term Loan, 1st Lien
8.494%, LIBOR + 4.000%, 10/29/2027 (A)	777,477	757,069
Sharp Midco LLC, Initial Term Loan, 1st Lien
8.730%, LIBOR + 4.000%, 12/31/2028 (A)	784,025	768,345
Verscend Holding Corp., TermB-1 Loan, 1st Lien
8.570%, LIBOR + 4.000%, 08/27/2025 (A)	573,760	572,119

		6,210,910

ECOLOGICAL — 1.1%

GFL Environmental Inc., 2020 Refinancing Term Loan, 1st Lien
7.415%, LIBOR + 3.000%, 05/30/2025 (A)	1,168,531	1,170,483

ELECTRONICS — 4.0%

Ingram Micro Inc., Initial Term Loan, 1st Lien
8.230%, LIBOR + 3.500%, 06/30/2028 (A)	388,526	386,747
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
8.320%, LIBOR + 3.750%, 09/13/2024 (A)	787,980	778,973
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
8.320%, LIBOR + 3.750%, 09/13/2024 (A)	783,697	774,269

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

ELECTRONICS — (continued)

Proofpoint, Inc., Initial Term Loan, 1st Lien
7.985%, LIBOR + 3.250%, 08/31/2028 (A)	$785,267	$769,193
RealPage, Inc., Initial Term Loan, 1st Lien
7.570%, LIBOR + 3.000%, 04/24/2028 (A)	390,013	379,825
UKG Inc., Initial Term Loan, 1st Lien
8.575%, LIBOR + 3.750%, 05/04/2026 (A)	372,601	368,618
Ultra Clean, Term Loan, 1st Lien
8.134%, 08/27/2025	647,654	647,653

		4,105,278

FINANCE (INCLUDING STRUCTURED PRODUCTS) — 10.6%

Allspring Buyer LLC, Initial Term Loan, 1st Lien
7.750%, LIBOR + 3.000%, 11/01/2028 (A)	695,908	693,153

Brown Group Holding, LLC, Incremental Term B-2 Facility, 1st Lien
8.311%, CME Term SOFR + 3.750%, 07/02/2029 (A)(B)	394,013	393,741

Fiserv Investment Solutions, Inc., Initial Term Loan, 1st Lien
8.482%, CME Term SOFR + 4.000%, 02/18/2027 (A)	770,524	755,753

Global IID Parent LLC, Term B Loan, 1st Lien
9.230%, LIBOR + 4.500%, 12/16/2028 (A)	1,564,050	1,478,028

Greystone Select, Term Loan, 1st Lien
9.798%, 06/16/2028 (A)	386,554	370,125

Jane Street Group, LLC, Dollar Term Loan, 1st Lien
7.320%, LIBOR + 2.750%, 01/26/2028 (A)	1,160,789	1,155,890

KKR Apple Bidco, LLC, Amendment No. 1 Term Loan, 1st Lien
8.553%, CME Term SOFR + 4.000%, 09/22/2028 (A)	395,000	395,122

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
January 31, 2023 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

FINANCE (INCLUDING STRUCTURED PRODUCTS) — (continued)

KKR Apple Bidco, LLC, Initial Term Loan, 2nd Lien
10.320%, LIBOR + 5.750%, 09/21/2029 (A)	$197,000	$193,060
Madison IAQ LLC, Initial Term Loan, 1st Lien
7.988%, LIBOR + 3.250%, 06/21/2028 (A)	388,763	371,351
MSP Law PLLC, Term Loan, 1st Lien
0.000%, 04/09/2025 (C)(D)	445,813	445,813
New SK Holdco Sub, LLC, New Term Loan, 1st Lien
11.332%, CME Term SOFR + 6.750%, 06/30/2027 (A)	2,422,111	2,070,905
Osmosis Buyer Limited, 2022 Incremental Delayed Draw Term B Loan, 1st Lien
8.084%, CME Term SOFR + 3.750%, 07/31/2028 (A)	74,074	72,500
Osmosis Buyer Limited, 2022 Incremental Term B Loan, 1st Lien
7.838%, CME Term SOFR + 3.750%, 07/31/2028 (A)	745,059	729,226
Osmosis Buyer Limited, 2022 Refinancing Term B Loan, 1st Lien
8.147%, CME Term SOFR + 3.750%, 07/31/2028 (A)	196,880	192,204
Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 1st Lien
8.070%, LIBOR + 3.500%, 05/30/2025 (A)	1,580,000	1,546,757

		10,863,628

HEALTHCARE, EDUCATION AND CHILDCARE — 12.0%

AHP Health Partners, Inc.,Initial Term Loan, 1st Lien
8.070%, LIBOR + 3.500%, 08/24/2028 (A)(B)	788,005	780,716

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

HEALTHCARE, EDUCATION AND CHILDCARE — (continued)

Bausch + Lomb Corporation, Initial Term Loan, 1st Lien
7.842%, CME Term SOFR + 3.250%, 05/10/2027 (A)	$786,524	$764,769
Bausch Health Companies Inc., Second Amendment Term Loan, 1st Lien
9.828%, CME Term SOFR + 5.250%, 02/01/2027 (A)	770,620	591,035
Bella Holding Company, LLC, Initial Term Loan, 1st Lien
8.411%, CME Term SOFR + 3.750%, 05/10/2028 (A)	780,025	758,902
Charlotte Buyer, Inc., Initial Term Loan B, 1st Lien
9.683%, CME Term SOFR + 5.250%, 02/11/2028 (A)	395,000	384,631
CNT Holdings I Corp, Initial Term Loan, 1st Lien
8.125%, CME Term SOFR + 3.500%, 11/08/2027 (A)	1,164,537	1,148,338
CNT Holdings I Corp, Initial Term Loan, 2nd Lien
11.375%, CME Term SOFR + 6.750%, 11/06/2028 (A)	592,000	565,851
Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien
8.070%, LIBOR + 3.500%, 05/05/2028 (A)	701,751	700,761
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), Term B Loan, 1st Lien
8.575%, LIBOR + 3.750%, 11/16/2025 (A)	1,201,362	1,165,657
MED ParentCo, LP, Initial Term Loan, 1st Lien
8.820%, LIBOR + 4.250%, 08/31/2026 (A)	787,964	705,314

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
January 31, 2023 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

HEALTHCARE, EDUCATION AND CHILDCARE — (continued)

National Mentor Holdings, Inc., Initial Term C Loan, 1st Lien
8.480%, LIBOR + 3.750%, 03/02/2028 (A)	$46,309	$33,777
National Mentor Holdings, Inc., Initial Term Loan, 1st Lien
8.480%, LIBOR + 3.750%, 03/02/2028 (A)	1,441,003	1,051,039
National Mentor Holdings, Inc., Initial Term Loan, 2nd Lien
11.980%, LIBOR + 7.250%, 03/02/2029 (A)	395,000	254,775
Organon & Co., Dollar Term Loan, 1st Lien
7.750%, LIBOR + 3.000%, 06/02/2028 (A)	735,833	733,597
Summit Behavioral Healthcare, LLC, Initial Term Loan, 1st Lien
9.449%, LIBOR + 4.750%, 11/24/2028 (A)	784,025	744,824
WCG Purchaser Corp., Initial Term Loan, 1st Lien
8.570%, LIBOR + 4.000%, 01/08/2027 (A)	1,550,373	1,493,211
Women’s Care Holdings, Inc., Initial Term Loan, 1st Lien
7.871%, LIBOR + 4.500%, 01/15/2028 (A)	388,763	363,008

		12,240,205

HOME AND OFFICE FURNISHINGS, HOUSEWARES AND DURABLE CONSUMER PRODUCTS — 0.8%

Pactiv Evergreen Inc., Tranche B-3 U.S. Term Loan, 1st Lien
7.820%, LIBOR + 3.250%, 09/24/2028 (A)	779,028	775,133

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

HOTELS, MOTELS, INNS AND GAMING — 0.6%

BRE/Everbright M6 Borrower LLC, Initial Term Loan, 1st Lien
9.430%, LIBOR + 5.000%, 09/09/2026 (A)	$663,971	$658,440

INSURANCE — 1.8%

Asurion, LLC, New B-4 Term Loan, 2nd Lien
9.820%, LIBOR + 5.250%, 01/20/2029 (A)	790,000	659,160
Hub International Limited, 2022 Incremental Term Loan, 1st Lien
8.220%, CME Term SOFR + 4.000%, 11/10/2029 (A)	395,000	394,530
USI, Inc., 2022 New Term Loan, 1st Lien
8.330%, CME Term SOFR + 3.750%, 11/22/2029 (A)(B)	788,025	787,828

		1,841,518

LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT — 1.3%

Formula One Management Limited, Facility B Loan, 1st Lien
7.811%, CME Term SOFR + 3.250%, 01/15/2030 (A)	395,000	395,905
Scientific Games Holdings LP , Initial Dollar Term Loan, 1st Lien
8.103%, CME Term SOFR + 3.500%, 04/04/2029 (A)	196,508	193,047
Topgolf International, Inc., Initial Term Loan, 1st Lien
11.065%, LIBOR + 6.250%, 02/09/2026 (A)	763,890	762,774

		1,351,726

MACHINERY (NON-AGRICULTURE, NON- CONSTRUCTION AND NON-ELECTRONIC) — 6.7%

Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
8.306%, LIBOR + 3.500%, 10/08/2027 (A)	1,159,794	1,156,176

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
January 31, 2023 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

MACHINERY (NON-AGRICULTURE, NON- CONSTRUCTION AND NON-ELECTRONIC) — (continued)

Apex Tool Group, LLC, Initial Term Loan, 1st Lien
9.828%, CME Term SOFR + 5.250%, 02/08/2029 (A)	$786,524	$685,755
AZZ Inc., Initial Term Loan, 1st Lien
8.911%, CME Term SOFR + 4.250%, 05/13/2029 (A)	943,223	943,053
Engineered Machinery, Term Loan, 1st Lien
10.730%, 05/21/2029	395,000	357,475
Filtration Group Corporation, 2021 Incremental Term Loan, 1st Lien
8.070%, LIBOR + 3.500%, 10/21/2028 (A)	1,365,044	1,357,086
Gates Global LLC, Initial B-4 Dollar Term Loan, 1st Lien
8.061%, CME Term SOFR + 3.500%, 11/16/2029 (A)	788,025	788,025
Pro Mach Group, Inc., Closing Date Initial Term Loan, 1st Lien
8.570%, LIBOR + 4.000%, 08/31/2028 (A)	781,806	778,874
SPX Flow, Inc., Term Loan, 1st Lien
9.161%, CME Term SOFR + 4.500%, 04/05/2029 (A)	788,025	758,190

		6,824,634

OIL AND GAS — 1.5%

CQP Holdco LP, Initial Term Loan, 1st Lien
8.480%, LIBOR + 3.750%, 06/05/2028 (A)	1,556,051	1,557,607

PERSONAL AND NON-DURABLE CONSUMER PRODUCTS (MANUFACTURING ONLY) — 1.7%

ABG Intermediate Holdings 2 LLC, Initial Term Loan, 2nd Lien
10.661%, CME Term SOFR + 6.000%, 12/20/2029 (A)	197,000	180,379

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

PERSONAL AND NON-DURABLE CONSUMER PRODUCTS (MANUFACTURING ONLY) — (continued)

ABG Intermediate Holdings 2 LLC, Tranche TLB-1 Term Loan, 1st Lien
8.161%, CME Term SOFR + 3.500%, 12/21/2028 (A)	$786,524	$779,642
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
8.480%, LIBOR + 3.750%, 10/01/2026 (A)	772,110	755,703

		1,715,724

PERSONAL TRANSPORTATION — 1.9%

AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
9.558%, LIBOR + 4.750%, 04/20/2028 (A)	1,185,000	1,215,917
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
9.996%, LIBOR + 5.250%, 06/21/2027 (A)	710,526	740,013

		1,955,930

PRINTING, PUBLISHING AND BROADCASTING — 3.0%

LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.570%, LIBOR + 5.000%, 10/29/2028 (A)	782,524	762,124
Magnite, Inc., Initial Term Loan, 1st Lien
8.570%, LIBOR + 5.000%, 04/28/2028 (A)	1,166,290	1,102,144
ThyssenKrupp Elevator, Term Loan, 1st Lien
8.390%, 09/01/2028	1,169,063	1,147,143

		3,011,411

RETAIL STORES — 5.9%

Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
8.411%, CME Term SOFR + 3.750%, 05/12/2028 (A)	758,848	730,679

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
January 31, 2023 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

RETAIL STORES — (continued)

Chefs’ Warehouse, Inc., The, 2022 Term Loan, 1st Lien
9.403%, CME Term SOFR + 4.750%, 08/23/2029 (A)	$394,013	$391,057
Imperial Bag, Term Loan, 1st Lien
8.384%, 06/11/2026	1,955,312	1,926,589
Pet IQ, Term Loan, 1st Lien
8.709%, 04/07/2028	778,525	700,673
PetSmart LLC, Initial Term Loan, 1st Lien
8.411%, CME Term SOFR + 3.750%, 02/11/2028 (A)	780,500	774,162
Rent-A-Center, Inc., Initial Term Loan (2021), 1st Lien
8.125%, LIBOR + 3.250%, 02/17/2028 (A)	776,025	753,715
Victoria’s Secret & Co., Initial Term Loan, 1st Lien
7.983%, LIBOR + 3.250%, 08/02/2028 (A)	390,013	385,138
Woof Holdings, Inc., Term Loan, 1st Lien
11.604%, 12/21/2028	395,000	348,915

		6,010,928

TELECOMMUNICATIONS — 2.5%

Ciena Corporation, 2023 Incremental Term Loan, 1st Lien
6.982%, CME Term SOFR + 2.500%, 01/24/2030 (A)(B)	1,000,000	998,750
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
7.063%, LIBOR + 3.750%, 08/06/2029 (A)	788,025	776,796

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

TELECOMMUNICATIONS — (continued)

Frontier Communications Holdings, LLC, TLB, 1st Lien
8.500%, LIBOR + 3.750%, 05/01/2028 (A)	$776,025	$759,294

		2,534,840

TOTAL BANK LOAN OBLIGATIONS (Cost $88,341,735)		86,257,379

CORPORATE OBLIGATIONS — 11.4%

COMMUNICATION SERVICES — 2.2%

CCO Holdings
4.750%, 03/01/2030 (E)	1,185,000	1,035,441

CSC Holdings
4.125%, 12/01/2030 (E)	1,580,000	1,168,047

		2,203,488

CONSUMER DISCRETIONARY — 0.7%

Lithia Motors
4.375%, 01/15/2031 (E)	790,000	672,606

FINANCIALS — 1.3%

Ken Garff Automotive
4.875%, 09/15/2028 (E)	395,000	340,194
Nationstar Mortgage Holdings
5.750%, 11/15/2031 (E)	790,000	635,950
Rithm Capital
6.250%, 10/15/2025 (E)	395,000	367,844

		1,343,988

HEALTH CARE — 0.8%

AHP Health Partners
5.750%, 07/15/2029 (E)	395,000	324,961
Bausch Health
5.250%, 01/30/2030 (E)	790,000	346,435
Emergent BioSolutions
3.875%, 08/15/2028 (E)	395,000	171,805

		843,201

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
January 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

INDUSTRIALS — 3.8%

AerCap Global Aviation Trust
6.500%, ICE LIBOR USD 3 Month + 4.300%, 06/15/2045 (A)(E)	$ 790,000	$ 772,486
Allied Universal Holdco
4.625%, 06/01/2028 (E)	790,000	681,407
Harsco
5.750%, 07/31/2027 (E)	592,000	500,980
ILFC E-Capital Trust I
6.288%, 12/21/2065 (A)(E)	1,343,000	862,877
ILFC E-Capital Trust II
6.538%, 12/21/2065 (A)(E)	1,102,000	731,830
Waste Pro USA
5.500%, 02/15/2026 (E)	395,000	367,350

		3,916,930

INFORMATION TECHNOLOGY — 0.4%

Entegris Escrow
5.950%, 06/15/2030 (E)	395,000	379,330

MATERIALS — 2.2%

Ardagh Metal Packaging Finance USA
4.000%, 09/01/2029 (E)	500,000	413,430
Avient
7.125%, 08/01/2030 (E)	395,000	397,942
Chemours
4.625%, 11/15/2029 (E)	1,185,000	990,091
Pactiv Evergreen Group Issuer
4.375%, 10/15/2028 (E)	395,000	351,073
TMS International
6.250%, 04/15/2029 (E)	115,000	86,381

		2,238,917

TOTAL CORPORATE OBLIGATIONS (Cost $12,501,121)		11,598,460

ASSET-BACKED SECURITY — 0.4%

	Face Amount	Value

OTHER ASSET-BACKED SECURITY — 0.4%

Madison Park Funding XVIII, Ser 2017-18A, Cl DR
7.765%, ICE LIBOR USD 3 Month + 2.950%, 10/21/2030 (A)(E)	$ 500,000	$ 464,699

TOTAL ASSET-BACKED SECURITY (Cost $453,979)		464,699

WARRANT — 0.0%

	Number of Warrants
Service King#*(C)
Strike Price $–	2,554	1,277

TOTAL WARRANT (Cost $—)		1,277

TOTAL INVESTMENTS— 96.3% (Cost $101,296,835)		$ 98,321,815

Percentages are based on Net Assets of $102,096,003.
*	Non-income producing security.
#	Expiration date not available.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Unsettled bank loan. Interest rate may not be available.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	No interest rate available.
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2023, the value of these securities amounted to $12,063,159, representing 11.8% of the Net Assets of the Fund.

ICE — Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

PLLC — Professional Limited Liability Company

SOFR — Secured Overnight Financing Rate

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
INTERNATIONAL VALUE FUND
January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.4%

	Shares	Value
CANADA — 4.8%

Enbridge	7,900	$323,469
Suncor Energy	9,880	342,910

		666,379

CHINA — 3.3%

BOC Hong Kong Holdings	132,000	461,325

FRANCE — 11.6%

Accor *	11,192	363,268
Arkema	2,093	211,785
Cie Generale des Etablissements Michelin	9,641	304,845
Danone	4,656	255,331
Thales	1,469	194,288
Veolia Environnement	9,408	279,252

		1,608,769

GERMANY — 7.7%

Allianz	1,330	318,020
Daimler Truck Holding *	8,264	277,699
Deutsche Post	4,856	209,083
Rheinmetall	1,163	271,743

		1,076,545

HONG KONG — 2.9%

Hongkong Land Holdings	40,100	196,040
Sino Biopharmaceutical	366,000	212,971

		409,011

ITALY — 2.7%

Azimut Holding	6,999	174,734
Enel	32,796	193,106

		367,840

JAPAN — 14.1%

Honda Motor	7,900	195,419
Kirin Holdings	14,900	229,605
Koito Manufacturing	13,100	220,973
Komatsu	11,300	277,691
Makita	9,700	258,378
Mitsubishi Electric	20,000	220,415
Nabtesco	12,467	365,015
NSK	35,100	197,415

		1,964,911

NETHERLANDS — 8.4%

Akzo Nobel	4,116	306,579

ING Groep	45,590	660,152
Randstad	3,157	202,358

		1,169,089

NORWAY — 2.0%

Aker BP *	8,998	274,095

SINGAPORE — 5.5%

Genting Singapore	489,300	370,576

COMMON STOCK — (continued)

	Shares	Value
SINGAPORE — (continued)
United Overseas Bank	17,100	$388,694

		759,270

SOUTH AFRICA — 1.5%
Gold Fields	18,132	206,667

SOUTH KOREA — 1.5%
SK Hynix	2,899	209,725

SWEDEN — 4.2%
Elekta, Cl B	32,817	238,868

SKF, Cl B	19,770	349,895

		588,763

SWITZERLAND — 3.4%
Julius Baer Group	7,455	478,196

UNITED KINGDOM — 22.8%

Associated British Foods PLC	11,429	262,355
BAE Systems PLC	19,866	210,302
Centrica PLC	202,964	252,853
CK Hutchison Holdings PLC	33,500	213,192
Coca-Cola Europacific Partners PLC	3,763	211,556
CRH PLC	4,773	222,801
DS Smith PLC	49,225	215,502
HSBC Holdings PLC	84,981	626,169
Informa PLC	42,441	351,018
Legal & General Group PLC	68,097	214,297
Persimmon PLC	11,431	199,646
Smith & Nephew PLC	14,145	195,347

		3,175,038

TOTAL COMMON STOCK (Cost $11,643,607)		13,415,623

PREFERRED STOCK — 2.2%

GERMANY — 2.2%
Henkel & KGaA (A)	4,249	302,954

TOTAL PREFERRED STOCK (Cost $278,163)		302,954

TOTAL INVESTMENTS— 98.6% (Cost $11,921,770)		$13,718,577

Percentages are based on Net Assets of $13,917,108.
*	Non-income producing security.
(A)	There is currently no rate available.

Cl — Class

PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 32.1%

	Face Amount	Value

COMMUNICATION SERVICES — 2.4%

AT&T
2.250%, 02/01/2032	$90,000	$73,490
Charter Communications Operating
3.700%, 04/01/2051	85,000	56,470
3.500%, 03/01/2042	95,000	66,076
2.800%, 04/01/2031	105,000	85,979
Comcast
3.400%, 04/01/2030	105,000	98,517
2.887%, 11/01/2051	103,000	71,905
1.950%, 01/15/2031	95,000	79,510
T-Mobile USA
3.875%, 04/15/2030	410,000	383,998
Verizon Communications
4.500%, 08/10/2033	60,000	58,660
3.400%, 03/22/2041	180,000	144,888

		1,119,493

CONSUMER DISCRETIONARY — 0.7%

Anheuser-Busch InBev Worldwide
4.375%, 04/15/2038	55,000	52,161
AutoNation
3.850%, 03/01/2032	60,000	50,786
Marriott International
5.000%, 10/15/2027	90,000	90,829
Tractor Supply
1.750%, 11/01/2030	90,000	71,683
Whirlpool
4.600%, 05/15/2050	70,000	60,523

		325,982

CONSUMER STAPLES — 0.4%

Coca-Cola Femsa
2.750%, 01/22/2030	130,000	116,706
Mondelez International
1.500%, 02/04/2031	85,000	68,044

		184,750

ENERGY — 3.1%

Cheniere Corpus Christi Holdings
2.742%, 12/31/2039	115,000	94,252
Chevron USA
2.343%, 08/12/2050	85,000	57,508

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

ENERGY — (continued)

ConocoPhillips
2.125%, 03/08/2024	$175,000	$170,100
Diamondback Energy
4.250%, 03/15/2052	105,000	84,536
3.125%, 03/24/2031	205,000	178,951
Enbridge
2.500%, 02/14/2025	110,000	104,667
Energy Transfer
7.500%, 07/01/2038	80,000	91,092
Gray Oak Pipeline
2.000%, 09/15/2023 (A)	100,000	97,705
ONEOK
4.550%, 07/15/2028	95,000	92,826
Phillips
66 3.750%, 03/01/2028 (A)	130,000	123,069
Pioneer Natural Resources
2.150%, 01/15/2031	40,000	33,170
TotalEnergies Capital International
3.127%, 05/29/2050	90,000	68,740
Williams
5.400%, 03/04/2044	85,000	83,024
2.600%, 03/15/2031	175,000	148,118

		1,427,758

FINANCIALS — 11.3%

American Express
2.250%, 03/04/2025	120,000	114,167
American Honda Finance MTN
2.000%, 03/24/2028	80,000	71,208
Bank of America
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (B)	85,000	72,695
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	240,000	198,443
2.482%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.200%, 09/21/2036 (B)	95,000	74,116
2.299%, U.S. SOFR + 1.220%, 07/21/2032 (B)	235,000	191,294
Barclays
2.894%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 11/24/2032 (B)	200,000	163,272
Berkshire Hathaway Finance
3.850%, 03/15/2052	80,000	69,071
Charles Schwab
3.250%, 05/22/2029	85,000	79,115

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
January 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

FINANCIALS — (continued)

0.750%, 03/18/2024	$65,000	$62,134
Citigroup
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (B)	350,000	335,718
1.281%, U.S. SOFR + 0.528%, 11/03/2025 (B)	60,000	55,950
CME Group
2.650%, 03/15/2032	175,000	153,372
CNA Financial
4.500%, 03/01/2026	110,000	109,624
Deutsche Bank NY
3.035%, U.S. SOFR + 1.718%, 05/28/2032 (B)	140,000	114,424
2.311%, U.S. SOFR + 1.219%, 11/16/2027 (B)	120,000	106,058
Fidelity National Financial
3.200%, 09/17/2051	90,000	56,620
Glencore Funding
2.625%, 09/23/2031 (A)	85,000	70,938
Goldman Sachs Group
2.615%, U.S. SOFR + 1.281%, 04/22/2032 (B)	75,000	62,667
1.542%, U.S. SOFR + 0.818%, 09/10/2027 (B)	145,000	128,033
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (B)	180,000	161,285
Intercontinental Exchange
4.950%, 06/15/2052	90,000	88,397
JPMorgan Chase
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (B)	145,000	127,709
3.782%, ICE LIBOR USD 3 Month + 1.337%, 02/01/2028 (B)	150,000	144,181
2.963%, U.S. SOFR + 1.260%, 01/25/2033 (B)	135,000	115,724
2.301%, U.S. SOFR + 1.160%, 10/15/2025 (B)	235,000	223,695
Mitsubishi UFJ Financial Group
2.193%, 02/25/2025	115,000	108,775
Moody’s
2.550%, 08/18/2060	75,000	44,508
Morgan Stanley MTN
3.591%, ICE LIBOR USD 3 Month + 1.340%, 07/22/2028 (B)	155,000	146,627
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (B)	90,000	73,203

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

FINANCIALS — (continued)

1.794%, U.S. SOFR + 1.034%, 02/13/2032 (B)	$170,000	$134,492
0.864%, U.S. SOFR + 0.745%, 10/21/2025 (B)	160,000	148,280
Northern Trust
6.125%, 11/02/2032	95,000	104,451
PNC Financial Services Group
3.400%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.595%(B)(C)	135,000	115,087
Progressive
2.500%, 03/15/2027	85,000	79,381
Royal Bank of Canada MTN
2.250%, 11/01/2024	195,000	187,150
State Street
2.354%, U.S. SOFR + 0.940%, 11/01/2025 (B)	135,000	129,637
2.200%, 03/03/2031	80,000	66,634
Toronto-Dominion Bank MTN
3.250%, 03/11/2024	270,000	265,351
Toyota Motor Credit MTN
2.500%, 03/22/2024	175,000	170,827
Truist Financial MTN
1.267%, U.S. SOFR + 0.609%, 03/02/2027 (B)	80,000	72,356
Wells Fargo
5.375%, 11/02/2043	90,000	90,690
Wells Fargo MTN
2.572%, U.S. SOFR + 1.262%, 02/11/2031 (B)	235,000	202,519

		5,289,878

HEALTH CARE — 1.2%

Amgen
4.400%, 05/01/2045	85,000	75,865
Bristol-Myers Squibb
3.400%, 07/26/2029	39,000	37,170
Community Health Network
3.099%, 05/01/2050	105,000	71,986
CVS Health
4.300%, 03/25/2028	53,000	52,103
GE HealthCare Technologies
5.857%, 03/15/2030 (A)	125,000	132,657
Health Care Service A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	65,000	48,604
Kaiser Foundation Hospitals
3.002%, 06/01/2051	70,000	52,047

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
January 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

HEALTH CARE — (continued)

UnitedHealth Group
5.875%, 02/15/2053	$100,000	$114,500

		584,932

INDUSTRIALS — 2.8%

AerCap Ireland Capital DAC
3.000%, 10/29/2028	230,000	202,755
American Airlines 2019-1 Class AA Pass Through Trust
3.150%, 02/15/2032	86,443	75,197
Bayer US Finance II
4.250%, 12/15/2025 (A)	75,000	73,708
Boeing
5.805%, 05/01/2050	140,000	142,926
Burlington Northern Santa Fe
4.450%, 01/15/2053	90,000	85,810
Canadian Pacific Railway
3.100%, 12/02/2051	130,000	95,849
Cargill
1.375%, 07/23/2023 (A)	65,000	63,926
Carlisle
2.200%, 03/01/2032	90,000	71,832
FedEx
3.250%, 05/15/2041	75,000	57,247
Quanta Services
3.050%, 10/01/2041	100,000	71,115
2.900%, 10/01/2030	140,000	120,213
Union Pacific
4.100%, 09/15/2067	85,000	72,014
Waste Connections
4.200%, 01/15/2033	90,000	87,430
2.200%, 01/15/2032	90,000	74,607

		1,294,629

INFORMATION TECHNOLOGY — 1.5%

Apple
3.950%, 08/08/2052	85,000	76,333
Dell International
5.300%, 10/01/2029	235,000	237,232
3.450%, 12/15/2051 (A)	95,000	63,104
Lam Research
3.750%, 03/15/2026	50,000	48,965
1.900%, 06/15/2030	90,000	75,674
Oracle
4.300%, 07/08/2034	120,000	110,956

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

INFORMATION TECHNOLOGY — (continued)

VMware
2.200%, 08/15/2031	$120,000	$95,105

		707,369

MATERIALS — 1.0%

Berry Global
1.650%, 01/15/2027	105,000	91,855
EIDP
1.700%, 07/15/2025	90,000	84,130
International Paper
6.000%, 11/15/2041	75,000	80,390
Martin Marietta Materials
0.650%, 07/15/2023	80,000	78,371
Teck Resources
6.000%, 08/15/2040	125,000	127,061

		461,807

REAL ESTATE — 1.7%

Alexandria Real Estate Equities
1.875%, 02/01/2033	90,000	69,575
American Tower
2.300%, 09/15/2031	125,000	101,272
Camden Property Trust
3.150%, 07/01/2029	75,000	69,211
Crown Castle
3.800%, 02/15/2028	105,000	100,199
2.900%, 04/01/2041	85,000	62,476
Digital Realty Trust
3.700%, 08/15/2027	115,000	109,393
Prologis
1.250%, 10/15/2030	70,000	55,301
Public Storage
2.250%, 11/09/2031	180,000	151,143
TELUS
3.400%, 05/13/2032	85,000	75,376

		793,946

UTILITIES — 6.0%

American Electric Power
2.031%, 03/15/2024	160,000	154,609
Appalachian Power
4.500%, 03/01/2049	50,000	44,285
Consumers Energy
2.500%, 05/01/2060	115,000	69,804
DTE Energy
1.050%, 06/01/2025	175,000	160,239

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
January 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

UTILITIES — (continued)

Duke Energy
2.650%, 09/01/2026	$110,000	$102,860
Duke Energy Progress
4.150%, 12/01/2044	130,000	115,545
Duke Energy Progress NC Storm Funding
2.387%, 07/01/2037	360,000	297,067
Entergy
2.800%, 06/15/2030	60,000	52,232
Entergy Arkansas
3.350%, 06/15/2052	80,000	60,731
Entergy Louisiana
4.000%, 03/15/2033	95,000	89,699
Exelon
4.050%, 04/15/2030	95,000	91,470
Florida Power & Light
3.950%, 03/01/2048	65,000	57,294
Kentucky Utilities
3.300%, 06/01/2050	90,000	67,639
National Fuel Gas
3.950%, 09/15/2027	135,000	127,238
National Rural Utilities Cooperative Finance
5.450%, 10/30/2025	115,000	117,260
National Rural Utilities Cooperative Finance MTN
1.000%, 10/18/2024	95,000	88,998
Northern States Power
2.600%, 06/01/2051	90,000	61,624
Ohio Power
2.600%, 04/01/2030	90,000	78,549
Oklahoma Gas and Electric
0.553%, 05/26/2023	125,000	123,264
Sabine Pass Liquefaction
4.500%, 05/15/2030	65,000	63,095
4.200%, 03/15/2028	275,000	266,515
Sempra Energy
3.300%, 04/01/2025	165,000	159,732
Sempra Global
3.250%, 01/15/2032 (A)	105,000	87,441
Southern California Gas
2.550%, 02/01/2030	75,000	65,707
Vistra Operations
5.125%, 05/13/2025 (A)	210,000	205,961

		2,808,858

TOTAL CORPORATE OBLIGATIONS (Cost $15,775,781)		14,999,402

MORTGAGE-BACKED SECURITIES — 31.9%

	Face Amount	Value

AGENCY MORTGAGE BACKED SECURITIES — 30.7%

FHLMC
5.000%, 11/01/2023 to 11/01/2052	$211,379	$212,183
4.000%, 06/01/2042 to 04/01/2048	537,004	524,547
3.500%, 09/01/2028 to 01/01/2048	373,017	356,128
3.000%, 11/01/2032 to 11/01/2049	561,709	523,921
2.500%, 06/01/2035 to 05/01/2052	1,187,970	1,068,672
2.000%, 01/01/2041 to 02/01/2052	638,745	544,961
FNMA
5.500%, 12/01/2035	5,064	5,164
5.000%, 05/01/2040 to 12/01/2052	284,316	287,110
4.500%, 04/01/2034 to 10/01/2049	439,913	442,412
4.000%, 11/01/2044 to 09/01/2052	1,008,852	984,631
3.500%, 06/01/2037 to 07/01/2051	1,494,762	1,425,881
3.000%, 10/01/2034 to 07/01/2052	2,029,181	1,870,133
2.500%, 11/01/2041 to 02/01/2052	1,515,619	1,341,930
2.000%, 11/01/2035 to 04/01/2051	1,481,794	1,282,968
GNMA
5.000%, 10/15/2039 to 03/20/2050	328,135	336,330
4.500%, 02/20/2050	61,378	61,524
4.000%, 12/20/2047 to 03/20/2052	648,990	631,246
3.500%, 09/15/2041 to 01/20/2052	420,643	402,213
3.000%, 06/20/2051 to 06/20/2052	1,042,132	961,637
2.500%, 04/20/2050 to 04/20/2052	1,236,168	1,104,875

		14,368,466

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%

BX Commercial Mortgage Trust, Ser VOLT, Cl A
5.159%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036 (A)(B)	250,000	243,663

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
January 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — (continued)

	Face Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

Cold Storage Trust, Ser ICE5, Cl A
5.359%, ICE LIBOR USD 1 Month + 0.900%, 11/15/2037 (A)(B)	$201,513	$198,484

		442,147

NON-AGENCY MORTGAGE-BACKED SECURITY — 0.3%

Seasoned Loans Structured Transaction Trust, Ser 2020-3, Cl A1C
2.000%, 11/25/2030	150,061	136,779

TOTAL MORTGAGE-BACKED SECURITIES (Cost $15,446,268)		14,947,392

U.S. TREASURY OBLIGATIONS — 25.9%

U.S. Treasury Bonds

2.875%, 05/15/2052	320,000	275,750
2.250%, 05/15/2041	1,590,000	1,268,274
1.750%, 08/15/2041	330,000	240,410
1.375%, 08/15/2050	2,900,000	1,758,238
U.S. Treasury Notes

4.125%, 11/15/2032	90,000	94,683
1.500%, 01/31/2027	1,850,000	1,699,109
1.500%, 02/15/2030	1,840,000	1,615,175
1.250%, 07/31/2023	1,285,000	1,262,713
1.250%, 08/31/2024	2,195,000	2,088,766
1.125%, 02/28/2025	1,955,000	1,838,311

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,482,784)		12,141,429

ASSET-BACKED SECURITIES — 8.3%

AUTOMOTIVE — 5.0%

Ally Auto Receivables Trust, Ser 2022-1, Cl A3
3.310%, 11/15/2026	155,000	151,882
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl A3
0.370%, 08/18/2025	81,909	80,458
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl A3
0.340%, 12/18/2026	118,944	115,765

ASSET-BACKED SECURITIES — (continued)

	Face Amount	Value

AUTOMOTIVE — (continued)

AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	$130,000	$128,565
BMW Vehicle Owner Trust, Ser 2022-A, Cl A3
3.210%, 08/25/2026	80,000	78,097
CarMax Auto Owner Trust 2023-1, Ser 2023-1, Cl A3
4.750%, 10/15/2027	145,000	145,056
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A3
3.230%, 05/15/2025	200,000	196,500
Ford Credit Auto Owner Trust, Ser 2021-2, Cl A
1.530%, 05/15/2034 (A)	205,000	183,008
GM Financial Automobile Leasing Trust, Ser 2022-1, Cl A3
1.900%, 03/20/2025	145,000	140,639
GM Financial Consumer Automobile Receivables Trust, Ser 2020-2, Cl A3
1.490%, 12/16/2024	17,562	17,367
GM Financial Revolving Receivables Trust, Ser 2021-1, Cl A
1.170%, 06/12/2034 (A)	155,000	137,692
Honda Auto Receivables Owner Trust, Ser 2022-1, Cl A3
1.880%, 05/15/2026	165,000	157,264
Mercedes-Benz Auto Lease Trust, Ser 2021-B, Cl A3
0.400%, 11/15/2024	275,000	268,100
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (A)	215,000	199,639
Toyota Auto Receivables Owner Trust, Ser 2020-B, Cl A3
1.360%, 08/15/2024	53,257	52,746
Toyota Auto Receivables Owner Trust, Ser 2022-A, Cl A3
1.230%, 06/15/2026	130,000	123,405

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
January 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — (continued)

	Face Amount	Value

AUTOMOTIVE — (continued)

Volkswagen Auto Loan Enhanced Trust, Ser 2021-1, Cl A3
1.020%, 06/22/2026	$150,000	$142,676

		2,318,859

CREDIT CARD — 0.4%

Capital One Multi-Asset Execution Trust, Ser 2021- A1, Cl A1
0.550%, 07/15/2026	210,000	197,562

OTHER ASSET-BACKED SECURITIES — 2.9%

CNH Equipment Trust, Ser 2020-A, Cl A3
1.160%, 06/16/2025	47,604	46,988
CNH Equipment Trust, Ser 2021-A, Cl A3
0.400%, 12/15/2025	156,171	150,151
John Deere Owner Trust, Ser 2022-A, Cl A3
2.320%, 09/16/2026	120,000	115,001
John Deere Owner Trust, Ser 2022-B, Cl A3
3.740%, 02/16/2027	145,000	141,813
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/2061 (A)	235,000	204,654
PSNH Funding 3, Ser 2018-1, Cl A1
3.094%, 02/01/2026	66,309	65,789
Taco Bell Funding, Ser 2021- 1A, Cl A2II
2.294%, 08/25/2051 (A)	178,200	150,022
Verizon Master Trust, Ser 2021-1, Cl A
0.500%, 05/20/2027	365,000	344,648
Wendy’s Funding, Ser 2021- 1A, Cl A2I
2.370%, 06/15/2051 (A)	177,300	150,094

		1,369,160

TOTAL ASSET-BACKED SECURITIES (Cost $3,976,434)		3,885,581

SOVEREIGN BONDS — 0.5%

	Face Amount	Value

MEXICO — 0.2%

Mexico Government
International Bond 4.600%, 01/23/2046	$125,000	$103,586

PANAMA — 0.3%

Panama Government International Bond
3.160%, 01/23/2030	120,000	105,250

TOTAL SOVEREIGN BONDS (Cost $227,546)		208,836

TOTAL INVESTMENTS— 98.7% (Cost $47,908,813)		$46,182,640

Percentages are based on Net Assets of $46,806,688.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2023, the value of these securities amounted to $2,434,369, representing 5.2% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

SOFR — Secured Overnight Financing Rate

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
US VALUE OPPORTUNITIES FUND
January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.1%

	Shares	Value

COMMUNICATION SERVICES — 4.5%

Comcast, Cl A	35,973	$1,415,538
Electronic Arts	13,040	1,677,987
T-Mobile US *	11,516	1,719,454

		4,812,979

CONSUMER DISCRETIONARY — 12.2%

Advance Auto Parts	6,530	994,388
Aptiv PLC *	14,586	1,649,531
Aramark	44,138	1,965,465
Dollar General	7,408	1,730,509
Las Vegas Sands *	43,214	2,549,626
Lithia Motors, Cl A	2,570	676,424
Marriott Vacations Worldwide	6,020	963,441
MGM Resorts International	26,927	1,115,047
SeaWorld Entertainment *	23,967	1,495,301

		13,139,732

CONSUMER STAPLES — 1.7%

Philip Morris International	17,327	1,806,167

ENERGY — 7.5%

Halliburton	44,783	1,845,955
Hess	17,124	2,571,340
Phillips 66	15,958	1,600,109
Pioneer Natural Resources	8,666	1,996,213
Vitesse Energy *	4,684	74,757

		8,088,374

FINANCIALS — 16.1%

Allstate	10,983	1,410,986
American Express	5,987	1,047,306
American International Group	27,754	1,754,608
Axis Capital Holdings	19,694	1,232,253
Berkshire Hathaway, Cl B *	5,314	1,655,417
Chubb	7,466	1,698,440
Jefferies Financial Group	39,803	1,563,462
M&T Bank	11,021	1,719,276
Northern Trust	13,454	1,304,635
US Bancorp	20,422	1,017,016
Wells Fargo	22,789	1,068,120
Willis Towers Watson PLC	7,338	1,865,246

		17,336,765

HEALTH CARE — 13.8%

CVS Health	15,321	1,351,619

COMMON STOCK — (continued)

	Shares	Value

HEALTH CARE — (continued)

Elevance Health	3,818	$1,908,962
Envista Holdings *	28,842	1,124,550
Hologic *	16,810	1,367,830
Humana	2,968	1,518,725
LivaNova PLC *	16,086	904,033
Medtronic PLC	14,335	1,199,696
Merck	18,539	1,991,274
Perrigo PLC	42,388	1,586,159
UnitedHealth Group	3,682	1,838,017

		14,790,865

INDUSTRIALS — 15.1%

AECOM	21,378	1,865,658
AerCap Holdings *	17,339	1,095,998
BWX Technologies	28,517	1,735,545
CACI International, Cl A *	5,098	1,570,643
Deere	4,809	2,033,438
JB Hunt Transport Services	9,925	1,876,321
MDU Resources Group	49,105	1,517,835
Raytheon Technologies	14,286	1,426,457
Stanley Black & Decker	13,632	1,217,474
Vertiv Holdings, Cl A	136,227	1,937,148

		16,276,517

INFORMATION TECHNOLOGY — 8.2%

Broadcom	3,308	1,935,213
Cognizant Technology Solutions, Cl A	10,548	704,079
Fidelity National Information Services	22,519	1,689,825
Microchip Technology	16,164	1,254,650
Oracle	20,215	1,788,219
QUALCOMM	10,818	1,441,066

		8,813,052

MATERIALS — 8.5%

Air Products and Chemicals	6,506	2,085,238
Axalta Coating Systems *	58,193	1,751,609
Corteva	12,940	833,983
CRH PLC ADR	8,883	418,212
DuPont de Nemours	15,535	1,148,813
Element Solutions	71,604	1,466,450
International Flavors & Fragrances	12,253	1,377,973

		9,082,278

REAL ESTATE — 4.8%

Corporate Office Properties Trust ‡	55,131	1,547,527
Howard Hughes *	14,309	1,223,276

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
US VALUE OPPORTUNITIES FUND
January 31, 2023 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value

REAL ESTATE — (continued)

VICI Properties, Cl A ‡	71,237	$2,434,881

		5,205,684

UTILITIES — 5.7%

CenterPoint Energy	49,842	1,501,241
Entergy	13,102	1,418,684
Exelon	32,183	1,357,801
Pinnacle West Capital	24,767	1,846,380

		6,124,106

TOTAL COMMON STOCK (Cost $87,850,385)		105,476,519

TOTAL INVESTMENTS— 98.1% (Cost $87,850,385)		$105,476,519

Percentages are based on Net Assets of $107,513,523.
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

PBH-QH-001- 0300